Leases (Details Narrative)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Weighted average borrowing rate	5.00%	5.00%
Weighted average remaining life of lease	1 year	1 year
Cash outflow for leases	$ 1,435,736	$ 1,846,213	$ 1,096,308
Machinery [member]
IfrsStatementLineItems [Line Items]
Lease term	12 months	12 months